Annual Total Returns - Fidelity Series Canada Fund [BarChart] - 10.31 Fidelity Series Canada Fund PRO-06 - Fidelity Series Canada Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Aug. 15, 2017
Fidelity Series Canada Fund
Bar Chart Table:
Annual Return 2018	(15.00%)
Annual Return 2019	27.76%